Pioneer Municipal High
Income Advantage Trust

Schedule of Investments | December 31, 2020

Ticker Symbol:        MAV

Schedule of Investments | 12/31/20 (unaudited)

Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS - 149.8%
	COLLATERALIZED MORTGAGE OBLIGATION - 0.4% of Net Assets
993,930	Texas Department of Housing & Community Affairs, 2.3%, 7/1/37 (FNMA HUD SECT 8 Insured)	$1,032,048
	TOTAL COLLATERALIZED MORTGAGE OBLIGATION
	(Cost $993,930)	$1,032,048
	MUNICIPAL BONDS - 149.4% of Net Assets(a)
	Alabama - 0.8%
2,500,000	Alabama Industrial Development Authority, Pine City Fiber Co., 6.45%, 12/1/23	$2,507,066
	Total Alabama	$2,507,066
	Arizona - 2.4%
4,000,000(b)	City of Phoenix, 5.0%, 7/1/27	$4,968,701
1,980,000	City of Phoenix, Industrial Development Authority, 3rd & Indian School Assisted Living Project, 5.4%, 10/1/36	2,073,112
27,000	County of Pima, Industrial Development Authority, Arizona Charter Schools Project, Series C, 6.75%, 7/1/31	27,371
	Total Arizona	$7,069,184
	California - 8.5%
38,610,000(c)	California County Tobacco Securitization Agency, Capital Appreciation, Stanislaus County, Subordinated, Series A, 6/1/46	$8,901,026
1,845,000	California Educational Facilities Authority, Stanford University, 5.25%, 4/1/40	2,918,776
2,000,000	California Educational Facilities Authority, Stanford University, Series U-7, 5.0%, 6/1/46	3,217,494
1,550,000	California Enterprise Development Authority, Sunpower Corp., 8.5%, 4/1/31	1,565,018
2,905,000(d)	California School Finance Authority, Classical Academies Project, Series A, 7.375%, 10/1/43	3,265,040
1,875,000	California Statewide Communities Development Authority, Lancer Plaza Project, 5.875%, 11/1/43	1,907,400
2,695,000(b)	Coast Community College District, Election, Series D, 5.0%, 8/1/31	3,478,728
	Total California	$25,253,482
	Colorado - 2.0%
1,500,000(d)	Colorado Educational & Cultural Facilities Authority, Rocky Mountain Classical Academy Project, 8.0%, 9/1/43	$1,807,480
500,000	Colorado Health Facilities Authority, 4.0%, 8/1/37	578,454
1,000,000	Colorado Health Facilities Authority, 4.0%, 8/1/39	1,150,108
1,000,000	Colorado Health Facilities Authority, 4.0%, 8/1/44	1,138,237
1,000,000	Colorado Health Facilities Authority, 4.0%, 8/1/49	1,134,061
	Total Colorado	$5,808,340
	Connecticut - 3.4%
2,035,000	Mohegan Tribal Finance Authority, 7.0%, 2/1/45 (144A)	$2,062,097
7,200,000(b)	State of Connecticut, Series E, 4.0%, 9/1/30	7,909,862
	Total Connecticut	$9,971,959
	District of Columbia - 2.9%
1,285,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.5%, 5/15/33	$1,404,646
6,825,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.75%, 5/15/40	7,063,875
	Total District of Columbia	$8,468,521
	Florida - 6.6%
5,000,000	County of Miami-Dade, Water & Sewer System Revenue, Series A, 4.0%, 10/1/44	$5,806,263
5,000,000	Florida's Turnpike Enterprise, Department of Transportation, Series A, 4.0%, 7/1/32	5,430,815
7,035,000(b)	State of Florida, Capital Outlay, Series A, 4.0%, 6/1/38	8,376,751
	Total Florida	$19,613,829
	Georgia - 7.8%
6,000,000	Brookhaven Development Authority, 4.0%, 7/1/49	$7,019,907
5,000,000	City of Atlanta, Water & Wastewater Revenue, Series A, 5.0%, 11/1/34	6,316,467
8,750,000	Private Colleges & Universities Authority, Emory University, Series A, 5.0%, 10/1/43	9,753,602
	Total Georgia	$23,089,976
	Idaho - 0.7%
2,000,000	Power County Industrial Development Corp., FMC Corp. Project, 6.45%, 8/1/32	$2,013,372
	Total Idaho	$2,013,372
	Illinois - 1.2%
1,000,000(b)	Chicago Board of Education, Series A, 7.0%, 12/1/46 (144A)	$1,247,002
140,903(c)	Illinois Finance Authority, 11/15/52	1,424
223,202(e)	Illinois Finance Authority, 4.0%, 11/15/52	225,839
1,000,000	Metropolitan Pier & Exposition Authority, McCormick Place, Series B, 5.0%, 6/15/52 (ST APPROP Insured)	1,030,111
1,015,000	Southwestern Illinois Development Authority, Village of Sauget Project, 5.625%, 11/1/26	964,270
	Total Illinois	$3,468,646
	Indiana - 0.4%
1,000,000	Indiana Finance Authority, Educational Facilities, 5.125%, 7/1/37	$1,062,807
	Total Indiana	$1,062,807
	Louisiana - 2.6%
7,000,000(d)	Jefferson Parish Hospital Service District No. 2, East Jefferson General Hospital, 6.375%, 7/1/41	$7,211,861
470,000	Opelousas Louisiana General Hospital Authority, Opelousas General Health System Project, 5.75%, 10/1/23	471,540
	Total Louisiana	$7,683,401
	Maine - 1.8%
1,500,000	Maine Health & Higher Educational Facilities Authority, Maine General Medical Center, 7.5%, 7/1/32	$1,531,701
Principal Amount USD ($)		Value
	Maine – (continued)
3,500,000	Maine Turnpike Authority, Series A, 5.0%, 7/1/42	$ 3,707,355
	Total Maine	$5,239,056
	Maryland - 3.0%
2,000,000(d)	Maryland Health & Higher Educational Facilities Authority, Charlestown Community, 6.25%, 1/1/45	$2,000,000
2,035,000	Maryland Health & Higher Educational Facilities Authority, City Neighbors, Series A, 6.75%, 7/1/44	2,182,373
4,500,000(d)	Maryland Health & Higher Educational Facilities Authority, Maryland University Medical System, Series A, 5.0%, 7/1/43	4,822,362
	Total Maryland	$9,004,735
	Massachusetts - 13.7%
1,490,000(b)	City of Boston, Series A, 5.0%, 3/1/39	$1,925,805
1,000,000(b)	Commonwealth of Massachusetts, 3.0%, 3/1/49	1,089,829
7,000,000(c)	Massachusetts Bay Transportation Authority, Series A, 7/1/28	6,279,152
2,575,000(d)	Massachusetts Development Finance Agency, Broad Institute, Inc., Series A, 5.25%, 4/1/37	2,606,609
2,200,000(d)	Massachusetts Development Finance Agency, Partner's Healthcare System, Series M-4, 5.0%, 7/1/39	2,471,667
4,000,000	Massachusetts Development Finance Agency, Partner's Healthcare System, Series S-1, 4.0%, 7/1/41	4,522,909
8,000,000	Massachusetts Development Finance Agency, WGBH Foundation, Series A, 5.75%, 1/1/42 (AMBAC Insured)	13,179,718
4,325,000	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series K, 5.5%, 7/1/32	6,467,421
2,160,000(b)	Town of Rockland MA, 2.2%, 8/1/50	2,177,695
	Total Massachusetts	$40,720,805
	Michigan - 2.7%
2,000,000	David Ellis Academy-West, 5.25%, 6/1/45	$2,028,267
395,000	Michigan Public Educational Facilities Authority, Crescent Academy, 7.0%, 10/1/36	396,165
5,000,000	Michigan State University, Series A, 5.0%, 8/15/41	5,519,624
	Total Michigan	$7,944,056
	Minnesota - 2.6%
1,890,000	Bloomington Port Authority, Radisson Blu Mall of America, 9.0%, 12/1/35	$1,890,520
1,000,000	City of Ham Lake, DaVinci Academy, Series A, 5.0%, 7/1/47	1,015,840
1,740,000	City of Rochester, Health Care Facilities, Mayo Clinic, 4.0%, 11/15/48	1,978,728
2,255,000(b)	State of Minnesota, Series B, 4.0%, 8/1/27	2,701,680
	Total Minnesota	$7,586,768
	Montana - 0.2%
2,445,000(f)	City of Hardin, Tax Allocation, Rocky Mountain Power, Inc., Project, 6.25%, 9/1/31	$537,900
1,000,000(f)	Two Rivers Authority, Inc., 7.375%, 11/1/27	76,600
	Total Montana	$614,500
	New Hampshire - 1.0%
1,000,000	New Hampshire Health & Education Facilities Authority Act, 5.0%, 8/1/59	$1,534,976
1,375,000	New Hampshire Health & Education Facilities Authority Act, Catholic Medical Centre, 3.75%, 7/1/40	1,430,036
	Total New Hampshire	$2,965,012
	New Jersey - 9.7%
7,500,000	New Jersey Economic Development Authority, Continental Airlines, 5.75%, 9/15/27	$7,240,948
1,000,000	New Jersey Economic Development Authority, Marion P. Thomas Charter School, Inc., Project, 5.375%, 10/1/50 (144A)	1,043,372
3,500,000(e)	New Jersey State Turnpike Authority, RIB, 0.0%, 1/1/28 (144A) (AGM Insured)	6,446,300
15,375,000(c)	New Jersey Transportation Trust Fund Authority, 12/15/27 (BHAC-CR MBIA Insured)	13,964,926
	Total New Jersey	$28,695,546
	New York - 17.0%
3,000,000	Metropolitan Transportation Authority, 4.0%, 11/15/45	$3,324,616
5,000,000	Metropolitan Transportation Authority, 4.0%, 11/15/48	5,527,376
2,250,000	Metropolitan Transportation Authority, 5.0%, 11/15/32	2,844,420
2,000,000	Metropolitan Transportation Authority, 5.25%, 11/15/55	2,436,509
1,325,000	New York City Transitional Finance Authority Future Tax Secured Revenue, 4.0%, 11/1/34	1,637,355
2,500,000	New York State Dormitory Authority, 3.0%, 3/15/41	2,721,554
5,000,000	New York State Dormitory Authority, Columbia University, 5.0%, 10/1/41	5,039,658
2,885,000	New York State Dormitory Authority, Group 3, Series A, 5.0%, 3/15/41	3,589,092
7,500,000	New York State Dormitory Authority, Series A, 4.0%, 7/1/37	8,774,847
7,500,000	New York State Dormitory Authority, Series C, 5.0%, 3/15/39	8,532,285
1,500,000	New York State Dormitory Authority, Trustees of Columbia University, 5.0%, 10/1/45	2,480,815
2,000,000	New York State Urban Development Corp., 3.0%, 3/15/49	2,112,624
1,256,828	Westchester County Healthcare Corp., Series A, 5.0%, 11/1/44	1,352,170
	Total New York	$50,373,321
	North Carolina - 1.2%
500,000	City of Charlotte NC Water & Sewer System Revenue, 2.0%, 7/1/41	$508,417
1,000,000	City of Charlotte NC Water & Sewer System Revenue, 2.0%, 7/1/42	1,014,716
500,000	City of Charlotte, Airport Revenue, Series A, 5.0%, 7/1/42	589,155
1,250,000	City of Charlotte, Airport Revenue, Series A, 5.0%, 7/1/47	1,472,974
	Total North Carolina	$3,585,262
	Ohio - 3.1%
3,000,000(d)	Akron Bath Copley Joint Township Hospital District, Akron General Health System, 5.0%, 1/1/31	$3,144,431
2,000,000	Buckeye Tobacco Settlement Financing Authority, 4.0%, 6/1/48	2,282,500
Principal Amount USD ($)		Value
	Ohio – (continued)
1,000,000	Buckeye Tobacco Settlement Financing Authority, 5.0%, 6/1/55	$ 1,131,250
2,500,000(b)(d)	State of Ohio, Common Schools, Series B, 5.0%, 6/15/29	2,673,972
	Total Ohio	$9,232,153
	Oregon - 0.4%
1,000,000	Oregon Health & Science University, Series A, 5.0%, 7/1/42	$1,227,992
	Total Oregon	$1,227,992
	Pennsylvania - 6.4%
1,000,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.25%, 10/15/47	$1,082,644
1,965,000	Pennsylvania Economic Development Financing Authority, US Airways Group, Series B, 8.0%, 5/1/29	1,974,491
3,500,000	Pennsylvania Turnpike Commission, 5.25%, 12/1/44	4,468,961
500,000	Philadelphia Authority for Industrial Development, 5.5%, 6/1/49 (144A)	518,686
470,000	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc., Project, Series A, 6.625%, 6/1/50	489,300
6,000,000(d)	Philadelphia Authority for Industrial Development, Nueva Esperanze, Inc., 8.2%, 12/1/43	6,501,306
1,000,000	Philadelphia Authority for Industrial Development, Performing Arts Charter School Project, 6.5%, 6/15/33 (144A)	1,001,711
2,000,000	Philadelphia Authority for Industrial Development, Performing Arts Charter School Project, 6.75%, 6/15/43 (144A)	2,003,115
1,000,000	Philadelphia Authority for Industrial Development, Global Leadership Academy Charter School Project, 5.0%, 11/15/50	1,024,820
	Total Pennsylvania	$19,065,034
	Puerto Rico - 1.5%
6,500,000(b)(f)	Commonwealth of Puerto Rico, 8.0%, 7/1/35	$4,420,000
	Total Puerto Rico	$4,420,000
	Rhode Island - 1.8%
1,355,000(f)	Central Falls Detention Facility Corp., 7.25%, 7/15/35	$243,900
3,000,000	Rhode Island Health & Educational Building Corp., Brown University, Series A, 4.0%, 9/1/37	3,525,894
1,500,000(d)	Rhode Island Health & Educational Building Corp., Tockwatten Home Issue, 8.375%, 1/1/46	1,500,000
	Total Rhode Island	$5,269,794
	South Carolina - 2.1%
4,400,000(g)	Tobacco Settlement Revenue Management Authority, Series B, 6.375%, 5/15/30	$6,222,099
	Total South Carolina	$6,222,099
	South Dakota - 1.5%
4,000,000	South Dakota Health & Educational Facilities Authority, Sanford Health, Series B, 4.0%, 11/1/44	$4,355,904
	Total South Dakota	$4,355,904
	Texas - 18.0%
500,000	Arlington Higher Education Finance Corp., 5.45%, 3/1/49 (144A)	$538,454
1,000,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.0%, 3/1/34	1,086,594
1,500,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.125%, 3/1/44	1,616,895
2,500,000(d)	Central Texas Regional Mobility Authority, Sub Lien, 6.75%, 1/1/41	2,500,000
1,250,000	City of Houston TX Combined Utility System Revenue, 4.0%, 11/15/35	1,555,259
2,500,000(b)	County of Harris, Series A, 5.0%, 10/1/26	3,053,778
5,000,000(b)(d)	Goose Creek Consolidated Independent School District, Series C, 4.0%, 2/15/26 (PSF-GTD Insured)	5,569,632
5,020,000(d)	Grand Parkway Transportation Corp., Series A, 5.5%, 4/1/53	5,772,010
5,000,000(e)	Greater Texas Cultural Education Facilities Finance Corp., 9.0%, 2/1/50 (144A)	5,136,865
3,000,000(d)	Houston Higher Education Finance Corp., St. John's School Project, Series A, 5.0%, 9/1/38	3,239,244
3,355,000	North Texas Tollway Authority, Series A, 5.0%, 1/1/30	3,926,385
1,500,000(d)	Red River Health Facilities Development Corp., MRC Crestview, Series A, 8.0%, 11/15/41	1,600,964
2,000,000(b)(d)	Richardson Independent School District, School Building, 5.0%, 2/15/38 (PSF-GTD Insured)	2,202,892
6,960,000(f)	Sanger Industrial Development Corp., Texas Pellets Project, Series B, 8.0%, 7/1/38	1,713,900
1,000,000(f)	Texas Midwest Public Facility Corp., Secure Treatment Facility Project, 9.0%, 10/1/30	650,010
3,365,000	Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC, 7.0%, 12/31/38	3,799,823
1,165,000	Texas Water Development Board, 4.0%, 10/15/44	1,414,890
2,500,000(d)	Travis County Health Facilities Development Corp., Longhorn Village Project, 7.125%, 1/1/46	2,500,000
5,000,000(b)(d)	Tyler Independent School District, School Building, 5.0%, 2/15/38 (PSF-GTD Insured)	5,505,284
	Total Texas	$53,382,879
	Utah - 2.2%
5,000,000	County of Utah, IHC Health Services, Inc., Series B, 4.0%, 5/15/47	$5,390,551
1,000,000	Salt Lake City Corp., Airport Revenue, Series B, 5.0%, 7/1/36	1,217,965
	Total Utah	$6,608,516
	Vermont - 0.7%
2,000,000	Vermont Educational & Health Buildings Financing Agency, Green Bond, 4.0%, 12/1/42	$2,149,728
	Total Vermont	$2,149,728
	Virginia - 11.2%
3,235,000(b)	City of Alexandria VA, 3.0%, 7/15/46 (ST AID WITHHLDG Insured)	$3,588,440
2,275,000(b)	County of Arlington, 4.0%, 8/15/35	2,661,804
4,550,000	Tobacco Settlement Financing Corp., Series B-1, 5.0%, 6/1/47	4,601,187
5,000,000	University of Virginia, Multi Year Capital Project, Series A, 4.0%, 8/1/48	5,725,848
5,000,000	University of Virginia, Series A, 5.0%, 4/1/42	6,213,469
4,955,000	Virginia College Building Authority, 3.0%, 2/1/36	5,633,906
1,000,000	Virginia Public Building Authority, 4.0%, 8/1/40	1,222,536
Principal Amount USD ($)		Value
	Virginia – (continued)
3,000,000	Virginia Public School Authority Revenue, 4.0%, 8/1/25 (ST AID WITHHLDG Insured)	$ 3,397,763
	Total Virginia	$33,044,953
	Washington - 4.7%
1,335,000	Central Puget Sound Regional Transit Authority, Green Bond, Series S-1, 5.0%, 11/1/46	$2,138,834
3,000,000	City of Seattle, Water System Revenue, 4.0%, 8/1/32	3,494,507
2,500,000(b)	King County, Issaquah School District No. 411, 4.0%, 12/1/31 (SCH BD GTY Insured)	2,897,819
2,500,000	University of Washington, Series B, 5.0%, 6/1/29	2,996,845
1,000,000	Washington Health Care Facilities Authority, 4.0%, 8/1/44	1,138,237
1,100,000	Washington State Housing Finance Commission, Mirabella Project, Series A, 6.75%, 10/1/47 (144A)	1,142,479
	Total Washington	$13,808,721
	Wisconsin - 3.6%
5,000,000	Public Finance Authority, Glenridge Palmer Ranch, Series A, 8.25%, 6/1/46 (144A)	$5,203,662
750,000	Public Finance Authority, Roseman University Health Sciences Project, 5.875%, 4/1/45	784,447
1,000,000	Public Finance Authority, SearStone CCRC Project, Series A, 5.3%, 6/1/47	1,016,779
1,470,000(d)	Public Finance Authority, SearStone CCRC Project, Series A, 8.625%, 6/1/47	1,632,334
2,000,000	Wisconsin Housing & Economic Development Authority, 2.95%, 3/1/42 (FNMA COLL Insured)	2,110,749
	Total Wisconsin	$10,747,971
	TOTAL MUNICIPAL BONDS
	(Cost $407,490,074)	$442,275,388
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 149.8%
	(Cost $408,484,004)	$443,307,436
	OTHER ASSETS AND LIABILITIES - (49.8)%	$(147,308,084)
	NET ASSETS APPLICABLE TO COMMON SHAREOWNERS - 100.0%	$295,999,352

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2020, the value of these securities amounted to $26,343,743, or 8.9% of net assets applicable to common shareowners.

AGM	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
BHAC-CR MBIA	Berkshire Hathaway Assurance Corp.
FNMA COLL	Federal National Mortgage Association Collateral
FNMA HUD SECT 8	Federal National Mortgage Association U.S. Department of Housing and Urban Development Section 8
PSF-GTD	Permanent School Fund Guaranteed
RIB
Residual Interest Bond is purchased in a secondary market.  The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate at December 31, 2020

SCH BD GTY	School Board Guaranty
ST AID WITHHLDG	State Aid Withholding
ST APPROP	State Appropriations
(a)	Consists of Revenue Bonds unless otherwise indicated.
(b)	Represents a General Obligation Bond.
(c)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(d)
Pre-refunded bonds have been collateralized by U.S. Treasury or U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

(e)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at December 31, 2020.
(f)	Security is in default.
(g)	Escrow to maturity.

Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of December 31, 2020, in valuing the Trust's investments:

	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligation	$–	$1,032,048	$–	$1,032,048
Municipal Bonds	–	442,275,388	–	442,275,388
Total Investments in Securities	$–	$443,307,436	$–	$443,307,436
Other Financial Instruments:
Variable Rate MuniFund Term
Preferred Shares(a)	$–	$(160,000,000)	$–	$(160,000,000)
Total Other Financial Instruments	$–	$(160,000,000)	$–	$(160,000,000)

(a) The Trust may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.

During the three months ended December 31, 2020, there were no transfers in and out of Level 3.